ADVISORSHARES PSYCHEDELICS ETF
Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.1%

Biotechnology – 48.1%
Alto Neuroscience, Inc.(a)(b)	41,023	$922,197
AtaiBeckley, Inc. (Germany)(a)(b)	567,587	2,009,258
Bright Minds Biosciences, Inc. (Canada)(b)	12,613	920,371
Clearmind Medicine, Inc. (Canada)(b)	7,357	7,651
Cybin, Inc. (Canada)(a)(b)	195,604	938,899
Definium Therapeutics, Inc.(b)	91,301	1,725,589
Enveric Biosciences, Inc.(b)	16,974	32,930
GH Research PLC (Ireland)(b)	67,034	942,498
Incannex Healthcare, Inc.(a)(b)	24,503	73,509
Neuphoria Therapeutics, Inc.(b)	155,367	632,344
NRX Therapeutics, Inc.(a)(b)	420,467	895,595
Pasithea Therapeutics Corp.(b)	337,508	250,363
Sage Therapeutics, Inc.(b)(f)	89,780	0
Silo Pharma, Inc.(b)	663,965	238,828
Vistagen Therapeutics, Inc.(b)	277,110	158,368
Total Biotechnology		9,748,400

Healthcare - Services – 4.7%
Neuronetics, Inc.(a)(b)	617,193	894,930
Numinus Wellness, Inc. (Canada)(b)	5,359,413	64,313
Total Healthcare - Services		959,243

Pharmaceuticals – 42.3%
AbbVie, Inc.	4,165	905,846
Alkermes PLC(b)	26,369	932,408
Compass Pathways PLC (United Kingdom)(a)(b)(c)	246,739	1,364,467
Johnson & Johnson	3,778	923,494
Neurocrine Biosciences, Inc.(b)	7,170	944,576
Quantum BioPharma Ltd. (Canada)(b)(f)	46,617	0
Quantum BioPharma Ltd., Class B (Canada)(b)	108,591	524,494
Relmada Therapeutics, Inc.(a)(b)	295,872	2,059,269
Supernus Pharmaceuticals, Inc.(b)	17,453	902,146
Unbuzzd Wellness, Inc. (Canada)(b)(f)	263,236	0
Total Pharmaceuticals		8,556,700

Total Common Stocks (Cost $17,180,743)		19,264,343

MONEY MARKET FUNDS – 11.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(d)	801,416	801,416
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.29%(d)(e)	1,598,202	1,598,202
Total Money Market Funds (Cost $2,399,618)		2,399,618

Total Investments – 107.0% (Cost $19,580,361)		21,663,961
Liabilities in Excess of Other Assets – (7.0%)		(1,415,160)
Net Assets – 100.0%		$20,248,801

PLC - Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,668,318; the aggregate market value of the collateral held by the fund is $2,336,175. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $737,973.
(b)	Non-income producing security.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of March 31, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.
(f)	Fair valued using significant unobservable inputs.

ADVISORSHARES PSYCHEDELICS ETF
Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$19,264,343	$–	$–	*	$19,264,343
Money Market Funds	2,399,618	–	–		2,399,618
Total	$21,663,961	$–	$–	*	$21,663,961

*	Less than $1

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	48.1%
Healthcare - Services	4.7
Pharmaceuticals	42.3
Money Market Funds	11.9
Total Investments	107.0
Liabilities in Excess of Other Assets	(7.0)
Net Assets	100.0%